Leases	12 Months Ended
Sep. 30, 2024
Leases
Leases

Note 15 – Leases

On October 8, 2021, Zhejiang New Material entered into a lease agreement with Hangzhou Forasen Energy Technology Co., Ltd., to lease approximately 27,147 square feet of office space in Hangzhou. The lease term is for five years with annual rent of RMB432,421 (equivalent of $61,619). The Company prepaid total rent of RMB2,270,214 (equivalent of $358,120) upon the starting date of the lease period.

As of September 30, 2024 and 2023, the remaining average lease term was an average of 2 years and 1.5 years, respectively. The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on actual incremental borrowing interest rates from financial institutions in order to discount lease payments to present value. The weighted average discount rate of the Company’s operating leases was 4.8% per annum and 4.7% per annum, as of September 30, 2024 and 2023, respectively.

Supplemental balance sheet information related to operating leases from the Company’s continuing operations was as follows:

	As of	As of
	September 30,	September 30,
	2024	2023

Right-of-use assets under operating leases	$122,779	$195,813

Operating lease liabilities, current	-	31,602
Total operating lease liabilities	-	$31,602